Exploration and Evaluation Assets	12 Months Ended
Jun. 30, 2022
Exploration and Evaluation Assets [Abstract]
Exploration and Evaluation Assets
6.	Exploration and Evaluation Assets

The following summarizes the movement of the Company’s E&E assets for the years ended June 30, 2022, 2021 and 2020:

$
Balance, June 30, 2019	5,174,451
Exploration and evaluation expenditures	222,428
Balance, June 30, 2020	5,396,879
Exploration and evaluation expenditures	333,345
Balance, June 30, 2021	5,730,224
Exploration and evaluation expenditures	6,347,360
Balance, June 30, 2022	12,077,584